Short-term debt and short-term debt from related parties	12 Months Ended
Dec. 31, 2017
Short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties

13.   Short-term debt and short-term debt from related parties

        At December 31, 2017 and December 31, 2016, short-term debt and short-term debt from related parties consisted of the following:

Short-term debt and short-term debt from related parties
in € THOUS
	2017	2016
Commercial paper program	679,886	475,915
Borrowings under lines of credit	79,313	89,451
Other	1,080	6,644

Short-term debt	760,279	572,010
Short-term debt from related parties (see note 5 b)	9,000	3,000

Short-term debt and short-term debt from related parties	769,279	575,010

Commercial paper program

        The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At December 31, 2017 and 2016, the outstanding commercial paper amounted to €680,000 and €476,000, respectively.

Borrowings under lines of credit and further availabilities

        Borrowings under lines of credit in the amount of €79,313 and €89,451 at December 31, 2017 and 2016, respectively, represented amounts borrowed by the Company's subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2017 and 2016 were 6.72% and 6.46%, respectively.

        Excluding amounts available under the Amended 2012 Credit Agreement (see note 14 below), at December 31, 2017 and 2016, the Company had €258,066 and €229,966 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

        The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2017 and 2016, cash and borrowings under lines of credit in the amount of €318,654 and €325,485 were offset under this cash management system.

Other

        At December 31, 2017 and 2016, the Company had €1,080 and €6,644 of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

        The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or FMCH may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 5 b).